SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2003
                                                ---------------------

Check here if Amendment (     ) ;   Amendment Number:
                                                     ----------------
This Amendment (Check only one.) :        (     )    is a restatement.
                                          (     )    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Edward B. Goodnow
             -----------------------------------------------
Address:     36 Old King's Highway South
             -----------------------------------------------
             Suite 300
             -----------------------------------------------
             Darien, CT  06820
             -----------------------------------------------


Form 13F File Number: 028-03087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter J. Gavey
       ------------------------------------------------------------------------
Title: Director
       ------------------------------------------------------------------------
Phone: 203-655-6272
       ------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Type  (Check only one.):

(  X )       13F HOLDINGS REPORT. (Check here is all holdings of this
             reporting manager are reported in this report.)

(    )       13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported y other reporting manager(s).)

(    )       13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:              0
                                                ----------------------

Form 13F Information Table Entry Total:         47
                                                ----------------------
Form 13F Information Table Value Total:         $138,684
                                                ----------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



FORM 13F Report for Quarter Ended March 31, 2003

Name of Reporting Manager:  Edward B. Goodnow
13F File No.: 028-03087

Edward B. Goodnow
                                                       FORM 13F   INFORMATION
                                                VALUE   SHARES/     SH/     PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS  CUSIP  (x$1000 PRN  AMT     PRN     CALL   DISCRETION   MANAGERS   SOLE  SHARED  NONE
-------------------      -----------  ---------------- ---------- --------- ------ ----------- ----------- ----- ------- ---------
ALLEN TELECOM GROUP INC     Common    018091108    887      91000    SH               SOLE                 91000
ALLEN TELECOM INC PFD CO  Preferred   018091207    742      10000    SH               SOLE                 10000
AMPHENOL CORP CL A          Common    032095101   3166      77700    SH               SOLE                 77700
APRIA HEALTHCARE GROUP I    Common    037933108    696      29800    SH               SOLE                 29800
BANK OF NEW YORK CO INC     Common    064057102    410      20000    SH               SOLE                 20000
BERKSHIRE HATHAWAY INC C    Common    084670108  22968        360    SH               SOLE                   360
CALLAWAY GOLF COMPANY       Common    131193104   3272     275400    SH               SOLE                275400
CARMAX INC                  Common    143130102   3045     209000    SH               SOLE                209000
CATALINA MARKETING CORPO    Common    148867104   3541     184150    SH               SOLE                184150
CIRCOR INTL INC             Common    17273K109   1269      93400    SH               SOLE                 93400
CORVEL CORP                 Common    221006109   2085      64000    SH               SOLE                 64000
CREDIT ACCEPTANCE CORPOR    Common    225310101   1092     222800    SH               SOLE                222800
DOCENT INC                  Common    25608L502    589     240380    SH               SOLE                240380
DOLLAR GENERAL              Common    256669102   3979     325900    SH               SOLE                325900
DOUBLECLICK INC             Common    258609304   2121     273000    SH               SOLE                273000
ECHOSTAR COMMUNICATIONS     Common    278762109   7200     249300    SH               SOLE                249300
FIRST FINANCIAL FUND INC    Common    320228109   9605     687547    SH               SOLE                687547
FLEXTRONICS INTL LTD        Common    Y2573F102    610      70000    SH               SOLE                 70000
GENERAL MOTORS CORP CL H    Common    370442832   3445     307600    SH               SOLE                307600
GENESEE & WYOMING INC CL    Common    371559105   2697     174000    SH               SOLE                174000
GYMBOREE CORPORATION        Common    403777105   1015      67500    SH               SOLE                 67500
HALLIBURTON COMPANY COM     Common    406216101   4378     211200    SH               SOLE                211200
HARRIS INTERACTIVE INC      Common    414549105    110      20000    SH               SOLE                 20000
HOTELS COM-CL A             Common    44147T108    288       5000    SH               SOLE                  5000
IDX SYSTEMS CORPORATION     Common    449491109    549      35000    SH               SOLE                 35000
INRANGE TECHNOLOGIES COR    Common    45769V206     92      50000    SH               SOLE                 50000
INTERPOOL INC               Common    46062R108   3779     280950    SH               SOLE                280950
IRON MOUNTAIN INC           Common    462846106   5209     136174    SH               SOLE                136174
KEANE INC                   Common    486665102   1023     125000    SH               SOLE                125000
LABORATORY CORP AMER HLD    Common    50540R409   5906     199200    SH               SOLE                199200
LENNAR CORP COM             Common    526057104   1339      25000    SH               SOLE                 25000
LESCARDEN INC               Common    526867106     41     345000    SH               SOLE                345000
LIBERTY MEDIA CORP - A      Common    530718105   5768     592808    SH               SOLE                592808
LIFELINE SYSTEMS INC        Common    532192101   4078     199700    SH               SOLE                199700
LINCARE HOLDINGS INC        Common    532791100   4425     144200    SH               SOLE                144200
LOWES COMPANIES INC   CO    Common    548661107   2923      71600    SH               SOLE                 71600
MAXTOR CORP                 Common    577729205    363      64500    SH               SOLE                 64500
OVERSTOCK COM INC DEL       Common    690370101    677      69400    SH               SOLE                 69400
PLUG POWER INC              Common    72919P103     25       5000    SH               SOLE                  5000
PRIME HOSPITALITY CORP      Common    741917108    395      76600    SH               SOLE                 76600
SEALED AIR CORP             Common    81211K100   8604     214400    SH               SOLE                214400
SEI INVESTMENT COMP         Common    784117103    524      20000    SH               SOLE                 20000
SPX CORPORATION             Common    784635104   3430     100400    SH               SOLE                100400
STANCORP FINL GROUP INC     Common    852891100    701      13600    SH               SOLE                 13600
TOWER AUTO CAP TR REGD C  Preferred   891706301    380      20000    SH               SOLE                 20000
TYCO INTL LTD               Common    902124106    514      40000    SH               SOLE                 40000
USA INTERACTIVE             Common    902984103   8728     325800    SH               SOLE                325800